Financial Risk Management (Tables)	12 Months Ended
Mar. 31, 2019
Statement [LineItems]
Analysis of the Age of Receivables from Financial Services that are Past Due

The analysis of the age of receivables from financial services that are past due as of March 31, 2018 and 2019 is as follows:

	Yen (millions)
As of March 31, 2018	Less than 30 days past due	30-59 days past due	60-89 days past due	90 days and greater past due	Total
Consumer finance receivables:
Retail	¥174,649	¥29,692	¥5,683	¥3,930	¥213,954
Finance lease	858	218	41	93	1,210
Dealer finance receivables:
Wholesale	16,843	858	103	79	17,883

Total	¥192,350	¥30,768	¥5,827	¥4,102	¥233,047

	Yen (millions)
As of March 31, 2019	Less than 30 days past due	30-59 days past due	60-89 days past due	90 days and greater past due	Total
Consumer finance receivables:
Retail	¥204,475	¥35,706	¥7,572	¥6,070	¥253,823
Finance lease	349	108	26	198	681
Dealer finance receivables:
Wholesale	21,509	7,407	92	3,858	32,866

Total	¥226,333	¥43,221	¥7,690	¥10,126	¥287,370

Dealer Finance Receivables and Undiscounted Maximum Amounts of Potential Payment for Loan Commitments

The balances of dealer finance receivables and the undiscounted maximum amounts of potential payment for loan commitments by this risk rating as of March 31, 2019 are as follows:

	Yen (millions)
	12-month ECL (Stage 1)	Lifetime ECL		Total
As of March 31, 2019		Not credit-impaired (Stage 2)	Credit-impaired (Stage 3)
Dealer finance receivables:
Group A	¥469,877	¥9,224	¥—	¥479,101
Group B	202,993	13,223	16,897	233,113

Total	¥672,870	¥22,447	¥16,897	¥712,214

Loan commitments:
Group A	¥46,962	¥—	¥—	¥46,962
Group B	10,479	—	—	10,479

Total	¥57,441	¥—	¥—	¥57,441

Non-derivative Financial Liabilities by Maturity

Non-derivative financial liabilities by maturity as of March 31, 2018 and 2019 are as follows:

	Yen (millions)
As of March 31, 2018	Carrying amount	Within 1 year	Between 1 and 5 years	Later than 5 years	Total contractual cash flows
Trade payables	¥1,224,627	¥1,224,627	¥—	¥—	¥1,224,627
Financing liabilities	6,799,010	3,030,934	3,784,440	283,459	7,098,833
Accrued expenses	404,719	404,719	—	—	404,719
Other financial liabilities	122,624	66,457	32,380	24,498	123,335

Total	¥8,550,980	¥4,726,737	¥3,816,820	¥307,957	¥8,851,514

	Yen (millions)
As of March 31, 2019	Carrying amount	Within 1 year	Between 1 and 5 years	Later than 5 years	Total contractual cash flows
Trade payables	¥1,184,882	¥1,184,882	¥—	¥—	¥1,184,882
Financing liabilities	7,331,120	3,321,576	4,089,215	239,638	7,650,429
Accrued expenses	476,300	476,300	—	—	476,300
Other financial liabilities	127,108	66,240	29,615	31,416	127,271

Total	¥9,119,410	¥5,048,998	¥4,118,830	¥271,054	¥9,438,882

Derivative Financial Liabilities by Maturity

Derivative financial liabilities by maturity as of March 31, 2018 and 2019 are as follows:

	Yen (millions)
As of March 31, 2018	Within 1 year	Between 1 and 5 years	Later than 5 years	Total contractual cash flows
Derivative financial liabilities	¥17,162	¥42,529	¥3,057	¥62,748

	Yen (millions)
As of March 31, 2019	Within 1 year	Between 1 and 5 years	Later than 5 years	Total contractual cash flows
Derivative financial liabilities	¥41,518	¥49,513	¥1,609	¥92,640

Currency risk [member]
Statement [LineItems]
Market Risk Sensitivity Analysis

The following scenario demonstrates the impact of a 1% appreciation of the Japanese yen against the U.S. dollar on profit before income taxes, holding all variables other than the foreign currency exchange rate constant.

	Yen (millions)
	2018	2019
Impact on profit before income taxes	¥(829)	¥(777)

Interest rate risk [member]
Statement [LineItems]
Market Risk Sensitivity Analysis

The following scenario demonstrates the impact of a 100 basis point rise in interest rates on profit before income taxes, holding all variables other than interest rates constant.

	Yen (millions)
	2018	2019
Impact on profit before income taxes	¥(1,569)	¥(1,915)

Credit facility [member]
Statement [LineItems]
Unused Portions of Credit Facility

The unused portions of the credit facility of Honda’s commercial paper and medium-term note programs as of March 31, 2018 and 2019 are as follows:

	Yen (millions)
	2018	2019
Commercial paper	¥660,740	¥602,243
Medium-term notes	1,923,587	1,229,911

Total	¥2,584,327	¥1,832,154

Committed lines of credit [member]
Statement [LineItems]
Unused Portions of Credit Facility

The unused portions of the committed lines of credit extended by financial institutions to Honda as of March 31, 2018 and 2019 are as follows:

	Yen (millions)
	2018	2019
Commercial paper programs	¥1,047,551	¥1,080,503
Other	59,502	58,199

Total	¥1,107,053	¥1,138,702